Property and Equipment	12 Months Ended
Oct. 31, 2020
Property And Equipment
Property and Equipment

11.	Property and Equipment

	Computer and Office Equipment	Production Equipment and Other	Construction in Progress	Leasehold Improvements	Total
COST
Balance - October 31, 2018	$75,883	$357,115	$578,158	$1,067,725	$2,078,881
Additions	50,480	86,483	17,308	242,746	397,017
Disposals	(70,403)	-	(118,683)	-	(189,086)
Balance - October 31, 2019	$55,960	$443,598	$476,783	$1,310,471	$2,286,812
Additions	1,031	283,065	90,342	251,355	625,793
Transfers	(2,061)	2,061	(512,719)	512,719	-
Disposals	(39,764)	(17,350)	(9,331)	(947)	(67,392)
Balance - October 31, 2020	$15,166	$711,374	$45,075	$2,073,598	$2,845,213
ACCUMULATED AMORTIZATION
Balance - October 31, 2018	$1,907	$71,157	$-	$429,896	$502,960
Amortization for the period	17,794	61,322	-	239,819	318,935
Balance - October 31, 2019	$19,701	$132,479	$-	$669,715	$821,895
Amortization for the period	6,360	106,441	-	824,977	937,778
Transfers	(2,405)	2,405	-	-	-
Disposals	(8,490)	(7,301)	-	-	(15,791)
Balance - October 31, 2020	$15,166	$234,024	$-	$1,494,692	$1,743,882
NET BOOK VALUE
As at October 31, 2019	$36,259	$311,119	$476,783	$640,756	$1,464,917
As at October 31, 2020	$-	$477,350	$45,075	$578,906	$1,101,331

Production equipment includes $220,693 in leased assets (2019 - $232,059). For the year ended October 31, 2020, $518,999 in amortization costs were included in cost of sales (2019 – $129,202). As at October 31, 2020, $72,165 (2019 – $18,365) in amortization costs were included in biological assets, and $208,177 (2019 – $108,073) in amortization costs were included in inventory. Depreciation expense not capitalized left net depreciation expense of $153,991 on the statement of comprehensive loss for the year ended October 31, 2020 (2019 – $63,295).